FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value measurements are estimated based on valuation techniques and inputs categorized as follows:
•Level 1 — Quoted prices in active markets for identical assets or liabilities;
•Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
•Level 3 — Unobservable inputs that are supported by little or no market activity and that are financial instruments whose values are determined using discounted cash flow methodologies, pricing models, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of:

	December 31, 2021				December 31, 2020
(in millions)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$76	$58	$18	$—	$41	$8	$33	$—
Restricted cash and other settlement deposits	$1,537	$1,537	$—	$—	$1,211	$1,211	$—	$—
Foreign currency exchange contracts	$1	$—	$1	$—	$3	$—	$3	$—
Liabilities:
Acquisition-related contingent consideration	$241	$—	$—	$241	$328	$—	$—	$328
Cross-currency swaps	$—	$—	$—	$—	$70	$—	$70	$—
Foreign currency exchange contracts	$—	$—	$—	$—	$11	$—	$11	$—
Cash equivalents consist of highly liquid investments, primarily money market funds, with maturities of three months or less when purchased, and are reflected in the Consolidated Balance Sheets at carrying value, which approximates fair value due to their short-term nature.
As of December 31, 2021, Restricted cash and other settlement deposits includes $1,510 million of payments into escrow funds under the terms of settlement agreements regarding that certain U.S. securities litigation (subject to an objector's appeal of the final court approval) and the Glumetza Antitrust Litigation. These payments are reflected in the Consolidated Balance Sheets at carrying value, which approximates fair value due to their short-term nature. These payments will remain in escrow until final approval of the settlements as discussed in Note 20, “LEGAL PROCEEDINGS”.
There were no transfers into or out of Level 3 during 2021 and 2020.
Cross-currency Swaps
During 2019, the Company entered into cross-currency swaps, with aggregate notional amounts of $1,250 million, to mitigate fluctuation in the value of a portion of its euro-denominated net investment in its consolidated financial statements from adverse movements in exchange rates. The euro-denominated net investment being hedged was the Company’s investment in certain euro-denominated subsidiaries.
During November 2021, the Company entered into a transaction to unwind its cross-currency swaps and received net proceeds of $4 million, which included interest income of $6 million, offset by the amount owed by the Company upon the unwinding of $2 million. The gain arising from the transaction of the swaps has been included as a component of Other comprehensive loss.
The assets and liabilities associated with the Company's cross-currency swaps as included in the Consolidated Balance Sheets as of December 31, 2021 and 2020 are as follows:

(in millions)	2021	2020
Other non-current liabilities	$—	$79
Prepaid expenses and other current assets	$—	$9
Net fair value	$—	$70
The following table presents the effect of hedging instruments on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Loss for 2021 and 2020:

(in millions)	2021	2020
Gain (loss) recognized in Other comprehensive loss	$77	$(57)
Gain excluded from assessment of hedge effectiveness	$20	$23
Location of gain of excluded component	Interest Expense
For the years ended December 31, 2021 and 2020, the Company received $27 million and $23 million, respectively, in settlements of its cross-currency swaps which are reported as Investing activities in the Consolidated Statements of Cash Flows.
Foreign Currency Exchange Contracts
During 2021 and 2020, the Company entered into foreign currency exchange contracts. As of December 31, 2021, these contracts had an aggregate outstanding notional amount of $166 million.
The assets and liabilities associated with the Company's foreign exchange contracts as included in the Consolidated Balance Sheets as of December 31, 2021 and 2020 are as follows:

(in millions)	2021	2020
Accrued and other current liabilities	$—	$11
Prepaid expenses and other current assets	$1	$3
Net fair value	$1	$8
The following table presents the effect of the Company's foreign exchange contracts on the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows for 2021 and 2020:

(in millions)	2021	2020
Gain (loss) related to changes in fair value	$9	$(8)
Loss related to settlements	$(17)	$(2)
Acquisition-related Contingent Consideration Obligations
The fair value measurement of contingent consideration obligations arising from business combinations is determined via a probability-weighted discounted cash flow analysis, using unobservable (Level 3) inputs. These inputs may include: (i) the estimated amount and timing of projected cash flows, (ii) the probability of the achievement of the factor(s) on which the contingency is based and (iii) the risk-adjusted discount rate used to present value the probability-weighted cash flows. Significant increases or decreases in any of those inputs in isolation could result in a significantly higher or lower fair value measurement. At December 31, 2021, the fair value measurements of acquisition-related contingent consideration were determined using risk-adjusted discount rates ranging from 6% to 18%, and a weighted average risk-adjusted discount rate of 7%. The weighted average risk-adjusted discount rate was calculated by weighting each contract's relative fair value at December 31, 2021.
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs (Level 3) for the years 2021 and 2020:

(in millions)	2021		2020
Beginning balance, January 1,		$328		$316
Adjustments to Acquisition-related contingent consideration:
Accretion for the time value of money	$17		$23
Fair value adjustments	(6)		25
Acquisition-related contingent consideration adjustments		11		48
Payments / Settlements		(99)		(36)
Foreign currency translation adjustment included in other comprehensive loss		1		—
Ending balance, December 31,		241		328
Current portion		39		112
Non-current portion		$202		$216
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
The following table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a non-recurring basis:

	December 31, 2021				December 31, 2020
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Other non-current assets:
Non-current assets held for sale	$—	$—	$—	$—	$245	$—	$—	$245
Non-current assets held for sale of $245 million as of December 31, 2020 were remeasured to estimated fair value, less costs to sell, which utilized Level 3 unobservable inputs. See Note 3, “ACQUISITIONS, LICENSING AGREEMENTS AND DIVESTITURE” for additional details regarding these assets held for sale.
Fair Value of Long-term Debt
The fair value of long-term debt as of December 31, 2021 and 2020 was $22,689 million and $25,378 million, respectively, and was estimated using the quoted market prices for the same or similar debt issuances (Level 2).